BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Broker-Dealer [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2025	2024
			US$’000	US$’000

Term loans	2 to 5 years	2.5% - 3.5%	-	428
Trust receipts	Within 12 months	6.34%	8,288	12,213
Bank overdraft	Within 12 months	-%	284	-

Total			8,572	12,641

Representing
Within 12 months			8,572	12,641
Over 1 year			-	-

			8,572	12,641